Share-Based Payments (Tables)	12 Months Ended
Sep. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
his was estimated using the Black Scholes option-pricing model with the following weighted-average assumptions:

2010
Risk-free interest rate	3.98%
Expected life of option	5.5 years
Expected volatility of ENR stock	37.04%
Expected dividend yield on ENR stock	—

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes nonqualified ENR stock option activity during the current fiscal year (shares in millions):

	Shares	Weighted-Average Exercise Price
Outstanding on October 1, 2010	1.00	$47.12
Exercised	(0.23)	36.06
Outstanding on September 30, 2011	0.77	$50.36
Exercisable on September 30, 2011	0.51	$42.97

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table summarizes RSE activity during the current year (shares in millions):

	Shares	Weighted-Average Grant Date Fair Value
Nonvested RSE at October 1, 2010	1.78	$75.0
Granted	0.78	74.9
Vested	(0.32)	83.1
Cancelled	(0.26)	104.8
Nonvested RSE at September 30, 2011	1.98	$69.9